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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606








                                 May 30, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re:   Van Kampen Equity Trust--
        Post-Effective Amendment No. 70 to the
        Registration Statement on Form N-1A --
        Rule 485(a) Filing (File Nos. 33-08122
        and 811-04805)

Ladies and Gentlemen:

          Van Kampen Equity Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended (the "1940 Act").

           The purpose of the filing is to consolidate the statements of additional information of each series of the Registrant that has commenced investment operations into one statement of additional information. This filing is not intended to amend the prospectuses of any series of the Registrant.

          Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elisa Mitchell at (630) 684-6724.

                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        --------------------------
                                        Charles B. Taylor